Inventories (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Inventories [Abstract]
Inventories	$ 2,970	$ 2,980
Lubricants [Member]
Inventories [Abstract]
Inventories	441	739
Bunkers [Member]
Inventories [Abstract]
Inventories	$ 2,529	$ 2,241